OTHER OPERATING (EXPENSES)/INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income
Receivables by indemnity	R$ 78,322	R$ 12,608	R$ 10,588
Rentals and leases	25,961	20,730	17,178
Dividends received	1,436	1,039	832
Contractual fines	(211,700)	4,356	11,863
Updated shares – Fair value through profit or loss		(15,963)	(95,620)
Tax recovery	1,676	249,852
Gain on disposal of investments	8,451	114,763
Other revenues	118,966	62,631	308,392
Total other operating income	23,112	450,016	253,233
Other operating expenses
Taxes and fees	(278,289)	(106,771)	(372,897)
Expenses/(reversal) with environmental liabilities, net	(48,870)	(18,031)	(10,145)
Write-off/(provision) of judicial lawsuits	(270,326)	(12,441)	(209,396)
Depreciation and amortization	(95,378)	(80,924)	(77,386)
Reversal/(write-offs) of estimated losses in fixed assets, intangible assets and investment properties, net of reversal	(62,996)	(122,894)	24,133
Estimated (loss)/reversal in inventories (1)	(284,557)	(655,055)	(226,942)
Idleness in stocks and paralyzed equipment (2)	(234,461)	(296,819)	(122,031)
Studies and project engineering expenses	(57,129)	(58,303)	(58,443)
Reserch and development expenses			(461)
Healthcare plan expenses	(40,269)	(36,147)	(24,158)
Cash flow hedge accounting realized (3)	211,506	(1,144,335)	(1,478,589)
Actuarial pension plan	(44,529)	(59,411)	(59,693)
Reversal of impairment fair value Transnordestina			387,989
Other expenses	(383,308)	(496,045)	(679,836)
Total other operating expenses	(1,588,606)	(3,087,176)	(2,907,855)
Other operating income (expenses), net	R$ (1,565,494)	R$ (2,637,160)	R$ (2,654,622)